Net financial income/(expense) - Summary of Net Financial Income/(Expense) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Net Finance Income Expenses [Abstract]
Net financial investment income		$ 355	$ 366	$ 890
Valuation adjustment on long-term investments		226	(91)	46
Net exchange variation		601	501	10
Banking fees		(441)	(103)	(151)
Interest on lease liabilities	[1]	(1,022)	(869)	(918)
Other financial income/(expenses)		(6)	4	(47)
Net financial income/(expense)		$ (287)	$ (192)	$ (170)

[1]	Depreciation of right-of-use assets and interest on lease liabilities include amounts of US$ 35 and US$ 5 respectively related to leasing of office spaces from a related party in Santiago.